Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	October 31, 2024	October 31, 2023
Accounts receivable	$7,582,530	$983,784